LONG-TERM BANK LOANS AND BORROWINGS (Details) $ in Millions, Rp in Billions	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)
Borrowings and other credit facilities
Long-term bank loans and borrowings	Rp 36,319	$ 2,548	Rp 30,561
Two-step loans
Borrowings and other credit facilities
Long-term bank loans and borrowings	217		384
Bonds and notes
Borrowings and other credit facilities
Long-term bank loans and borrowings	4,793		6,991
Bank loans
Borrowings and other credit facilities
Long-term bank loans and borrowings	29,745		20,581
Other borrowings
Borrowings and other credit facilities
Long-term bank loans and borrowings	Rp 1,564		Rp 2,605